Capital Management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	$ 421.9	$ 347.5	$ 367.1
Credit facility available for use		418.5
Common shares	3,383.8	3,070.6
Capital Management Liabilities And Equity	4,279.5	4,339.1
Unamortized deferred transaction costs	34.6	77.8
Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt	450.0	450.0
Notes | Unamortized deferred transactions costs
Disclosure of detailed information about borrowings [line items]
Unamortized deferred transaction costs	2.9	3.6
Term Loan
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 0.0	400.0
Term Loan | Unamortized deferred transactions costs
Disclosure of detailed information about borrowings [line items]
Unamortized deferred transaction costs		$ 3.7